Stockholders' Equity Note Disclosure (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Feb. 28, 2022	Mar. 27, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 01, 2023	Dec. 30, 2022	Sep. 26, 2022	Apr. 28, 2022	Jul. 09, 2021	Mar. 24, 2021	Sep. 30, 2011
Shares of common stock under the option plan				500,000,000			100,000,000
Common stock issuable, not yet issued				500,000,000			16,021,937
Preferred Authorized				10,000,000			10,000,000
Preferred stock issued to CEO (shares)					24
Value of preferred stock at issuance associated with the acquisition (in Shares)					3,000
Series D preferred stock issued for cash, net of offering cost				$ 1,555,000
Deemed dividend upon issuance of Series D preferred stock				2,847,378	$ 0
Accrued dividends on preferred stock				$ 35,893	$ 5,335
Increase in authorized common shares						25,000,000,000		15,000,000,000	9,000,000,000	6,000,000,000	3,000,000,000
Common stock issued for cash, shares				446,804,000	538,403,000
Common stock issued for cash				$ 89,361	$ 3,768,730
Price per Share sold				$ 0.0002			$ 0.007
Issuance of common stock for debt conversion including accrued interest and fees				$ 2,571,136	$ 1,129,681
Stock issued for services, shares				12,857,143	16,021,937
Stock issued for services, value				$ 9,000	$ 7,811
Stock-based compensation				213,674	$ 118,451
Value of outstanding warrants				$ 0
Number of warrants granted				750,000,000	797,916,666
Warrants granted, Weighted Average Exercise Price				$ 0.0005	$ 0.002
Number of warrants exercised				250,000
Stock Option Plan Shares
Stock-based compensation recognized				$ 150,000
Common stock issuable, not yet issued				500,000,000
Series A Preferred Stock
Preferred Authorized				75								51
Preferred Par value				$ 0.001
Preferred Issued				75			75
Series B Preferred Stock
Preferred Authorized				4,900
Preferred Par value				$ 0.00001
Preferred Issued				3,000			3,000
Series C Preferred Stock
Preferred Authorized				5,000,000
Preferred Par value				$ 0.00001
Preferred Issued				0			5
Issuance of common for converted preferred				135,896,517
Series D Preferred Stock
Preferred Authorized				2,500,000
Preferred Par value				$ 0.00001
Preferred Issued				1,274,000			0
Series D preferred stock issued for cash, net of offering cost, share	825,000	855,000
Series D preferred stock issued for cash, net of offering cost	$ 740,000	$ 815,000
Deemed Dividend Upon Issuance Of Preferred Stock	$ 740,000	$ 815,000
Series D converted July and Aug 2022
Preferred shares converted, amount of shares				245,000
Common issued for converted Preferred				501,219,817
Deemed dividend upon issuance of Series D preferred stock				$ 1,291,500
Series D converted Oct 2022
Preferred shares converted, amount of shares			317,000	161,000
Common issued for converted Preferred				822,101,233
Common Stock for Debt Conversion, Jan to March 2022
Issuance of common stock for debt conversion including accrued interest and fees, in Shares				1,314,342,897
Convertible into shares of common, fixed price				$ 0.001
Issuance of common stock for debt conversion including accrued interest and fees				$ 2,071,453
Common Stock for Debt Conversion, Feb 2022
Issuance of common stock for debt conversion including accrued interest and fees, in Shares				98,334,176
Convertible into shares of common, fixed price				$ 0.002
Issuance of common stock for debt conversion including accrued interest and fees				$ 214,203
Common Stock for Debt Conversion, April to May 2022
Issuance of common stock for debt conversion including accrued interest and fees, in Shares				232,079,442
Convertible into shares of common, fixed price				$ 0.0004
Issuance of common stock for debt conversion including accrued interest and fees				$ 113,100
Common Stock for Debt Conversion, Sept 2022
Issuance of common stock for debt conversion including accrued interest and fees, in Shares				416,000,000
Convertible into shares of common, fixed price				$ 0.0002
Issuance of common stock for debt conversion including accrued interest and fees				$ 83,200
Common stock for debt conversion, Oct 2022
Issuance of common stock for debt conversion including accrued interest and fees, in Shares				891,800,000
Issuance of common stock for debt conversion including accrued interest and fees				$ 89,180
Common Stock for Debt Conversion, 2021
Issuance of common stock for debt conversion including accrued interest and fees, in Shares					587,292,862
Convertible into shares of common, fixed price							$ 0.002
Issuance of common stock for debt conversion including accrued interest and fees					$ 1,129,681
November 2021 Agreement, for services
Stock-based compensation					$ 7,811
Warrants granted, Feb 2021
Number of warrants granted					756,250,000
Warrants granted, Weighted Average Exercise Price					$ 0.002
Warrants granted, Oct 2021
Number of warrants granted					41,666,666
Warrants granted, Weighted Average Exercise Price					$ 0.006
Warrants exercised, April 2022
Number of warrants exercised				250,000
Warrants granted, April 2022
Number of warrants granted				750,000,000
Warrants granted, Weighted Average Exercise Price					$ 0.0005